UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  028-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     (212) 752-8777

Signature, Place, and Date of Signing:

 /s/    Vivian Pan     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $792,306 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    21464   332933 SH       SOLE                   108520        0   224413
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108    11568   206125 SH       SOLE                     5665        0   200460
AT&T INC                       COM              00206R102    16767   470180 SH       SOLE                   152810        0   317370
BAYTEX ENERGY CORP             COM              07317Q105    12527   297485 SH       SOLE                   103990        0   193495
CA INC                         COM              12673P105    18539   684365 SH       SOLE                   234015        0   450350
CENTURYLINK INC                COM              156700106      303     7675 SH       SOLE                        0        0     7675
CINCINNATI FINL CORP           COM              172062101    19467   511345 SH       SOLE                   180750        0   330595
CINEMARK HOLDINGS INC          COM              17243V102    29375  1285571 SH       SOLE                   436976        0   848595
CONAGRA FOODS INC              COM              205887102    26101  1006585 SH       SOLE                   343970        0   662615
CONOCOPHILLIPS                 COM              20825C104    26844   480378 SH       SOLE                   165690        0   314688
DORCHESTER MINERALS LP         COM UNIT         25820R105     1248    56850 SH       SOLE                     1050        0    55800
DU PONT E I DE NEMOURS & CO    COM              263534109    25703   508267 SH       SOLE                   178245        0   330022
EATON CORP                     COM              278058102     9124   230225 SH       SOLE                    78250        0   151975
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106    17354   563990 SH       SOLE                    12820        0   551170
ENDURO RTY TR                  TR UNIT          29269K100    13682   831730 SH       SOLE                   283715        0   548015
EXXON MOBIL CORP               COM              30231G102      311     3635 SH       SOLE                        0        0     3635
FNB CORP PA                    COM              302520101    26715  2457715 SH       SOLE                   842835        0  1614880
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    18612   546290 SH       SOLE                   184745        0   361545
GALLAGHER ARTHUR J & CO        COM              363576109    18093   515905 SH       SOLE                   160490        0   355415
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    26545   582520 SH       SOLE                   197670        0   384850
HASBRO INC                     COM              418056107    25800   761750 SH       SOLE                   261105        0   500645
HEINZ H J CO                   COM              423074103    35103   645517 SH       SOLE                   221785        0   423732
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    27158  1096392 SH       SOLE                   377190        0   719202
INTEL CORP                     COM              458140100    18893   708914 SH       SOLE                   239510        0   469404
KIMBERLY CLARK CORP            COM              494368103    16974   202628 SH       SOLE                    65380        0   137248
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      208     2650 SH       SOLE                        0        0     2650
KRAFT FOODS INC                CL A             50075N104      364     9430 SH       SOLE                        0        0     9430
LEGGETT & PLATT INC            COM              524660107    26302  1244767 SH       SOLE                   415300        0   829467
LOCKHEED MARTIN CORP           COM              539830109    26418   303378 SH       SOLE                   105135        0   198243
MERCK & CO INC NEW             COM              58933Y105    31415   752446 SH       SOLE                   257953        0   494493
MEREDITH CORP                  COM              589433101    29156   912835 SH       SOLE                   313295        0   599540
NATIONAL CINEMEDIA INC         COM              635309107    18046  1189595 SH       SOLE                   435150        0   754445
NUCOR CORP                     COM              670346105    26651   703190 SH       SOLE                   241705        0   461485
PENN VA RESOURCES PARTNERS L   COM              707884102    16507   673735 SH       SOLE                    18680        0   655055
PEOPLES UNITED FINANCIAL INC   COM              712704105    16852  1451485 SH       SOLE                   504810        0   946675
PLUM CREEK TIMBER CO INC       COM              729251108    26792   674860 SH       SOLE                   233230        0   441630
RAYONIER INC                   COM              754907103    27191   605590 SH       SOLE                   205829        0   399761
RPM INTL INC                   COM              749685103    17290   635668 SH       SOLE                   205893        0   429775
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     9457   382405 SH       SOLE                   130640        0   251765
SONOCO PRODS CO                COM              835495102    29342   973200 SH       SOLE                   324200        0   649000
UNILEVER PLC                   SPON ADR NEW     904767704    26045   772150 SH       SOLE                   252020        0   520130